13F-CONF P 2/14/06

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

CONFIDENTIAL TREATMENT REQUESTED

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Deephaven Capital Management LLC
Address: 130 Cheshire Lane, Suite 102, Minnetonka, MN 55305

Form 13F File Number: 028-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jim Korn
Title: Chief Legal Officer
Phone: (952) 249-5538

Signature, Place, and Date of Signing:

______________ Minnetonka, Minnesota Feb. 15, 2005

Report type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	79
Form 13F Information Table Value Total:	918,589 (thousands)
List of Other Included Managers:	N/A

CONFIDENTIAL TREATMENT REQUESTED

COLUMN 1 CONFIDENTIAL	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8 VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x $1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INV. DISC.	OTHER MGRS	SOLE	SHARED	NONE
AAMES INVESTMENT CORP	COM	00253G108	5,005	467,768	SH		N/A	NONE	467,768	0	0
ABB LTD	SPONSORED ADR	000375204	3,339	590,000	SH		N/A	NONE	590,000	0	0
ALASKA COMMUNICATIONS SYS GR	COM	01167P101	442	51,195	SH		N/A	NONE	51,195	0	0
ARGOSY GAMING COMPANY	COM	040228108	13,583	290,863	SH		N/A	NONE	290,863	0	0
ASSURANT INC	COM	04621X108	589	19,290	SH		N/A	NONE	19,290	0	0
ATLAS AMERICA INC	COM	049167109	200	5,597	SH		N/A	NONE	5,597	0	0
BANK OF AMERICA CORP	COM	060505104	418	8,904	SH		N/A	NONE	8,904	0	0
BELLSOUTH CORP	COM	079860102	11,329	407,672	SH		N/A	NONE	407,672	0	0
BLOCKBUSTER INC	CL B	093679207	33,941	3,852,585	SH		N/A	NONE	3,852,585	0	0
BOEING CO	COM	097023105	256	4,942	SH		N/A	NONE	4,942	0	0
BOSTONFED BANCORP INC	COM	101178101	7,091	156,637	SH		N/A	NONE	156,637	0	0
CAESARS ENTERTAINMENT INC	COM	127687101	79,522	3,948,482	SH		N/A	NONE	3,948,482	0	0
CHARTER COMMUNICATIONS INC-A	CL A	16117M107	1,711	763,800	SH		N/A	NONE	763,800	0	0
CHIPPAC INC	NOTE 2.500% 6/0	169657AD5	6,481	6,555,000	PRN		N/A	NONE	0	0	6,555,000
COMCAST CORP -CL A	CL A	20030N101	4,686	140,791	SH		N/A	NONE	140,791	0	0
CONSECO INC	COM NEW	208464883	6,659	333,809	SH		N/A	NONE	333,809	0	0
DANIELSON HOLDINGS CORP	COM	236274106	263	31,170	SH		N/A	NONE	31,170	0	0
DANIELSON HOLDINGS CORP	COM	236274106	4,926	582,918	SH		N/A	NONE	582,918	0	0
DOUBLECLICK INC	COM	258609304	3,833	492,629	SH		N/A	NONE	492,629	0	0
DREYER'S GRAND ICE CREAM INC	COM A CALL PUT	261877104	31,408	390,501	SH		N/A	NONE	390,501	0	0
DYCOM INDUSTRIES INC	COM	267475101	1,351	44,250	SH		N/A	NONE	44,250	0	0
ENDOCARDIAL SOLUTIONS INC	COM	292962107	175	14,961	SH		N/A	NONE	14,961	0	0
FIRST COMMONWEALTH FINL	COM	319829107	1,388	90,176	SH		N/A	NONE	90,176	0	0
FOX ENTERTAINMENT GROUP INC-CL. A	CL A	35138T107	11,308	361,753	SH		N/A	NONE	361,753	0	0
FRONTLINE LTD	ORD	G3682E127	3,539	79,772	SH		N/A	NONE	79,772	0	0
GABELLI UTILITY TRUST	COM	36240A101	654	70,270	SH		N/A	NONE	70,270	0	0
GENCORP INC	COM	368682100	2,817	151,697	SH		N/A	NONE	151,697	0	0
GENTEK INC	COM NEW	37245X203	821	18,293	SH		N/A	NONE	18,293	0	0
GENUS INC	COM	372461103	230	120,187	SH		N/A	NONE	120,187	0	0
GUIDANT CORP	CALL	401698905	457	2,010		CALL	N/A	NONE	2,010	0	0
GUIDANT CORP	COM	401698105	105,349	1,461,147	SH		N/A	NONE	1,461,147	0	0
HALLIBURTON CO	COM	406216101	7,953	202,688	SH		N/A	NONE	202,688	0	0
HALLIBURTON CO	NOTE 3.125% 7/1	406216AM3	4,391	3,565,000	PRN		N/A	NONE	0	0	3,565,000
HOLLYWOOD ENTERTAINMENT CORP	COM	436141105	4,699	359,011	SH		N/A	NONE	359,011	0	0
HSBC HOLDINGS PLC - ADR	SPON ADR NEW	404280406	304	3,572	SH		N/A	NONE	3,572	0	0
HUDSON HIGLAND GROUP	COM	443792106	4,047	140,507	SH		N/A	NONE	140,507	0	0
INTERNATIONAL STEEL GROUP INC	COM	460377104	23,527	580,058	SH		N/A	NONE	580,058	0	0
KING PHARMACEUTICALS INC.	COM	495582108	4,008	323,234	SH		N/A	NONE	323,234	0	0
KMART HOLDING CORP	COM	498780105	15,971	161,407	SH		N/A	NONE	161,407	0	0
KMART HOLDING CORP	PUTS	498780955	941	936		PUT	N/A	NONE	936	0	0
KMG AMERICA CORP	COM	482563103	1,848	168,000	SH		N/A	NONE	168,000	0	0
LAS VEGAS SANDS CORP	COM	517834107	635	13,280	SH		N/A	NONE	13,280	0	0
LIBERTY MEDIA CORP A	COM SER A	530718105	5,590	509,129	SH		N/A	NONE	509,129	0	0
LIFEPOINT HOSPITALS INC	CALL	53219L909	246	473		CALL	N/A	NONE	473	0	0
LNR PROPERTY CORP	COM	501940100	25,216	400,823	SH		N/A	NONE	400,823	0	0
LODGIAN INC	COM PAR $.01	54021P403	626	50,909	SH		N/A	NONE	50,909	0	0
MANDALAY RESORT GROUP	COM	562567107	74,529	1,058,205	SH		N/A	NONE	1,058,205	0	0
MARKETWATCH INC	COM	570619106	2,187	121,519	SH		N/A	NONE	121,519	0	0
METRO-GOLDWYN-MAYER INC	COM	591610100	61,232	5,154,220	SH		N/A	NONE	5,154,220	0	0
MEXICO FUND	COM	592835102	7,880	364,152	SH		N/A	NONE	364,152	0	0
MYLAN LABORATORIES	CALL	628530907	264	967		CALL	N/A	NONE	967	0	0

CONFIDENTIAL TREATMENT REQUESTED

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
CONFIDENTIAL									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x $1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INV. DISC.	OTHER MGRS	SOLE	SHARED	NONE
MYLAN LABORATORIES	COM	628530107	80,066	4,528,602	SH		N/A	NONE	4,528,602	0	0
NEIGHBORCARE INC	COM	64015Y104	6,196	201,702	SH		N/A	NONE	201,702	0	0
NEXTEL COMMUNICATIONS INC-A	CL A	65332V103	53,503	1,782,823	SH		N/A	NONE	1,782,823	0	0
NEXTEL PARTNERS INC - CL A	CL A	65333F107	55,178	2,823,823	SH		N/A	NONE	2,823,823	0	0
OCULAR SCIENCES INC.	COM	675744106	13,740	280,343	SH		N/A	NONE	280,343	0	0
OFFICEMAX INC	COM	67622P101	3,846	122,575	SH		N/A	NONE	122,575	0	0
P G & E CORPORATION	COM	69331C108	3,827	115,000	SH		N/A	NONE	115,000	0	0
PARTNERS TRUST FINANCIAL GROUP INC	COM	70213F102	7,988	685,699	SH		N/A	NONE	685,699	0	0
PATINA OIL & GAS CORP	COM	703224105	4,935	131,600	SH		N/A	NONE	131,600	0	0
PROVINCE HEALTHCARE CO	COM	743977100	14,273	638,618	SH		N/A	NONE	638,618	0	0
PROVINCE HEALTHCARE CO	NOTE 4.250%10/1	743977AE0	4,537	4,487,000	PRN		N/A	NONE	0	0	4,487,000
RESOURCE AMERICA INC - CL A	CL A	761195205	239	7,350	SH		N/A	NONE	7,350	0	0
ROYAL GROUP TECHNOLOGIES LTD	SUB VTG SH	779915107	180	17,150	SH		N/A	NONE	17,150	0	0
SELECT MEDICAL CORP	COM	816196109	12,259	696,508	SH		N/A	NONE	696,508	0	0
SPRINT CORP	CALL	852061900	3,574	18,564		CALL	N/A	NONE	18,564	0	0
SPRINT CORP	CALL	852061900	516	4,912		CALL	N/A	NONE	4,912	0	0
STELMAR SHIPPING LTD	COM	V8726M103	17,143	359,320	SH		N/A	NONE	359,320	0	0
TELLABS INC	COM	879664100	174	20,234	SH		N/A	NONE	20,234	0	0
TOWER AUTOMOTIVE INC	COM	891707101	803	335,959	SH		N/A	NONE	335,959	0	0
TOWER GROUP INC	COM	891777104	3,138	261,511	SH		N/A	NONE	261,511	0	0
TOYS "R" US INC	COM	892335100	953	46,558	SH		N/A	NONE	46,558	0	0
TRM CORP	COM	872636105	2,631	110,866	SH		N/A	NONE	110,866	0	0
UNITEDGLOBALCOM INC -CL A	CL A	913247508	1,458	150,885	SH		N/A	NONE	150,885	0	0
UNIZAN FINANCIAL CORP	COM	91528W101	1,224	46,470	SH		N/A	NONE	46,470	0	0
USA MOBILITY INC	COM	90341G103	1,317	37,297	SH		N/A	NONE	37,297	0	0
VERITAS SOFTWARE CORP	COM	923436109	16,429	575,441	SH		N/A	NONE	575,441	0	0
VIROLOGIC INC	COM	92823R201	264	94,697	SH		N/A	NONE	94,697	0	0
VISX INC	COM	92844S105	17,331	669,931	SH		N/A	NONE	669,931	0	0